Financial risk management objectives and policies - Unrealized Losses in Fair Value of Cash Flow Hedges in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedges [line items]
Net loss	$ (2.4)	$ (4.6)	$ 0.1
Foreign exchange risk | Operating hedge program | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net loss	(3.7)	(3.9)	(1.4)
Tax recovery	$ 1.1	$ 0.8	$ 0.5